Other Income (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of Detailed Information about Other Income [Line Items]
Summary of Information about Other Income

	For the six months ended June 30,
	2023	2022
(In thousands of US$)	US$	US$
Interest income	373	193
Government grants (note i)	—	531
Other income	28	32
	401	756